Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 29, 2019. There have been no material changes to these policies in the six-month period ended June 30, 2019.

The Company had no transactions which effect comprehensive loss during the six months ended June 30, 2018 and 2019 and accordingly, comprehensive loss was equal to net loss.

Recent Accounting Pronouncements Not Yet Adopted:

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief, which is the final version of Proposed Accounting Standards Update 2019-100—Targeted Transition Relief for Topic 326, Financial Instruments—Credit Losses, which has been deleted. This Update provides entities with an option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement—Overall, and 825-10. The effective date and transition requirements for the amendments in these Updates are the same as the effective dates and transition requirements in Update 2016-13, as amended by these Updates. The Company is currently assessing the impact of the adoption of the new accounting standard on its consolidated financial statements and related disclosures.